LEASES	3 Months Ended	12 Months Ended
	May 31, 2025	Feb. 28, 2025
Leases
LEASES

5. LEASES

We lease certain warehouses, and office space. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term. For lease agreements entered into or reassessed after the adoption of Topic 842, we did not combine lease and non-lease components.

There is no lease renewal. The depreciable life of assets and leasehold improvements are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.

Below is a summary of our lease assets and liabilities at May 31, 2025 and February 28, 2025.

Leases	Classification	May 31, 2025	February 28, 2025
Assets
Operating	Operating Lease Assets	$1,044,802	$1,010,545
Liabilities
Current
Operating	Current Operating Lease Liability	$217,222	$197,349
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	810,513	810,513
Total lease liabilities		$1,027,735	$1,007,862

Note: As most of our leases do not provide an implicit rate, we use our incremental borrowing rate of 10% which for the leases noted above was based on the information available at commencement date in determining the present value of lease payments. We compare against loans we obtain to acquire physical assets and not loans we obtain for financing. The loans we obtain for financing are generally at significantly higher rates and we believe that physical space or vehicle rental agreements are in line with physical asset financing agreements. CAM charges were not included in operating lease expense and were expensed in general and administrative expenses as incurred.

Operating lease cost and rent was $58,219 and $62,013 for the three months ended May 31, 2025 and May 31, 2024, respectively.

4. LEASES

We lease certain warehouses, and office space. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term. For lease agreements entered into or reassessed after the adoption of Topic 842, we did not combine lease and non-lease components.

There is no lease renewal. The depreciable life of assets and leasehold improvements are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.

Below is a summary of our lease assets and liabilities at February 28, 2025 and February 29, 2024.

Leases	Classification	February 28, 2025	February 29, 2024
Assets
Operating	Operating Lease Assets	$1,010,545	$1,139,188
Liabilities
Current
Operating	Current Operating Lease Liability	$197,349	$237,653
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	810,513	889,360
Total lease liabilities		$1,007,862	$1,127,013

Note: As most of our leases do not provide an implicit rate, we use our incremental borrowing rate of 10%, which for the leases noted above was based on the information available at commencement date in determining the present value of lease payments. We compare against loans we obtain to acquire physical assets and not loans we obtain for financing. The loans we obtain for financing are generally at significantly higher rates and we believe that physical space or vehicle rental agreements are in line with physical asset financing agreements. CAM charges were not included in operating lease expense and were expensed in general and administrative expenses as incurred.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Operating lease cost and rent was $240,731 and $260,406 for both the twelve months ended February 28, 2023 and February 29, 2024, respectively.